Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Feb. 29, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 888,000	$ 856,000	$ 3,309,000	$ 2,330,000
Impairments on property, plant and equipment	0	0	0	0
Accumulated depreciation	7,385,000		6,866,000	3,556,000
Right-of-use asset	4,612,000
Operating Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	900,000	$ 900,000	3,300,000	2,300,000
ASU 2016-02
Property, Plant and Equipment [Line Items]
Right-of-use asset						$ 4,600,000
Kodiak Spaceport [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			300,000	$ 100,000
Kodiak Spaceport [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Capitalized construction costs	2,100,000		2,100,000
Kodiak Spaceport [Member] | Other Noncurrent Liabilities [Member]
Property, Plant and Equipment [Line Items]
Financing obligation	$ 800,000		$ 800,000
Kodiak Spaceport [Member] | ASU 2016-02
Property, Plant and Equipment [Line Items]
Capitalized construction costs					$ 2,100,000
Financing obligation					800,000
Accumulated depreciation					400,000
Right-of-use asset					$ 900,000